Share Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital [Abstract]
Schedule of Shares Issued and Outstanding
Cost:	Number of shares	Capital
Balance, December 31, 2021	2,223,131	$7,255,695
Issuance of shares to ASDT	86,996	2,124,615
Issuance of shares from private placement	16,200	278,481
Issuance of shares upon conversion of note	164,574	6,559,000
Issuance of shares from IPO	400,000	14,654,593
Issuance of shares in Holigen acquisition (note 4)	190,000	16,131,000
Loss of control of Bophelo Bio	—	(156)
Fair value of RSUs issued at $9.70 per share	112,456	1,090,832
Fair value of RSUs issued at $8.29 per share	67,567	560,135
Fair value of RSUs issued at $7.10 per share	60,810	431,757
Fair value of RSUs issued at $2.57 per share	82,000	210,740
Fair value of RSUs issued at $2.30 per share	60,000	138,000
Balance, December 31, 2022	3,463,734	49,434,692
Fair value of RSUs issued at $1.84 per share	421,052	774,736
Fair value of RSUs issued at $1.11 per share	161,295	179,037
Cancelled shares	(20,620)	(200,014)
Balance, June 30, 2023	4,025,461	$50,188,451

Cost:	Number of shares	Capital
Balance, December 31, 2020	13,129,212	$1,636
Shares issued to founders	5,626,806	1
Seed subscription	468,900	250,000
Private Placement	2,126,400	4,804,058
Settlement of Bridge Loan	880,000	2,200,000
Balance, December 31, 2021	22,231,318	$7,255,695
Issuance of shares to ASDT	869,963	2,124,615
Issuance of shares from private placement	162,000	278,481
Issuance of shares upon conversion of note	1,645,745	6,559,000
Issuance of shares from IPO	4,000,000	14,654,593
Issuance of shares in Holigen acquisition (note 4)	1,900,000	16,131,000
Loss of control of Bophelo Bio	—	(156)
Fair value of RSU’s issued at $0.97 per share	1,124,569	1,090,832
Fair value of RSU’s issued at $0.83 per share	675,676	560,135
Fair value of RSU’s issued at $0.71 per share	608,108	431,757
Fair value of RSU’s issued at $0.26 per share	820,000	210,740
Fair value of RSU’s issued at $0.23 per share	600,000	138,000
Balance, December 31, 2022	34,637,379	$49,434,692
Shares issued and outstanding are as follows:
Cost:	Number of shares	Capital
Balance, December 31, 2019	13,129,212	$1,636
Balance, December 31, 2020	13,129,212	1,636
Shares issued to founders	5,626,806	1
Seed subscription	468,900	250,000
Private Placement	2,126,400	4,804,058
Settlement of Bridge Loan	880,000	2,200,000
Balance, December 31, 2021	22,231,318	$7,255,695

Schedule of Outstanding RSUs	A summary of the Company’s outstanding RSUs as at June 30, 2023 are as follows:
Number of RSUs
Balance, December 31, 2021	—
Granted	780,400
Exercised	(382,835)
Balance, December 31, 2022	397,565
Granted	1,058,306
Cancelled	(475,959)
Exercised	(582,347)
Balance, June 30, 2023	397,565
A summary of the Company’s outstanding RSUs as at December 31, 2022 are as follows:
Number of RSUs
Balance, December 31, 2021	—
Granted	7,804,046
Exercised	(3,828,353)
Balance, December 31, 2022	3,975,693